Allowance for Loan Losses - Information Regarding Types of Concessions Granted on Loans (Detail) - Contract	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Modifications [Line Items]
Number of Contracts	8	0
Commercial and Industrial [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1		1
Commercial and Industrial [Member] | Modified Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1
CRE Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	2
CRE Owner Occupied [Member] | Modified Principal Repayment Terms [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	2
Residential Real Estate Loans [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	5		1
Residential Real Estate Loans [Member] | Rate Reduction Modified Principal Repayment Terms and Debt Forgiveness [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	5
Residential Real Estate Loans [Member] | Modified Term Debt to Interest Only for Six Month Period [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1
CRE Non-Owner Occupied [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts			1
CRE Non-Owner Occupied [Member] | Interest Rate Concession [Member]
Financing Receivable Modifications [Line Items]
Number of Contracts	1